Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth a summary of changes in the fair value of level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2017:

Description	Balance at December 31, 2016	Established in 2017	Change in Fair Value	Expensed	Balance at December 31, 2017
Embedded conversion option liability	$-	$4,500	$-	$(4,500)	$-
Warrant liability	$-	$152,517	$(144,064)	$-	$8,453